Share Capital (Details Narrative)	1 Months Ended							2 Months Ended	12 Months Ended
	Mar. 28, 2024 CAD ($) $ / shares	Jul. 28, 2023 USD ($) $ / shares shares	Dec. 16, 2022 USD ($) $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares	Jan. 18, 2022 CAD ($) shares	Dec. 30, 2021 CAD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Statement [Line Items]
Aggregate gross proceeds | $		$ 4,400,000
Total Share-based Payments | $									$ 0		$ 0	$ 154,000
Common Stock Shares Issued Per Shares | $ / shares		$ 0.21
Common Stock Shares Issued		210,000,000,000
Private Placement [Member]
Statement [Line Items]
Aggregate gross proceeds	$ 4,100,000			$ 150,000
Common Stock Shares Issued Per Shares | $ / shares				$ 0.32
Common Stock Shares Issued				4,700,000
Common Stock Shares At Fair Value | (per share)	$ 0.24			$ 0.26
Premium Liability	$ 353,000			$ 282,000
Premium Liability Per Shares | (per share)	$ 0.0225			$ 0.06
Two Tranches [Member]
Statement [Line Items]
Aggregate gross proceeds | $			$ 4,400,000					$ 2,300,000.0
Common Stock Shares Issued Per Shares | $ / shares			$ 0.175					$ 0.50
Common Stock Shares Issued			25,300,000					46,100
Sun Valley [Member]
Statement [Line Items]
Aggregate gross proceeds | $					$ 3,600,000
Common Stock Shares Issued					20,400,000
Bridge Loan | $					$ 2,500,000
Description of Standby guaranty agreement					the Company deducted a total of CAD$2.5 million to pay back and terminate the $2.5M loan provided by Sun Valley in August 2022 plus accrued interest of CAD$46,336, and a total of CAD$178,085 in fees pursuant to the standby guaranty agreement
First Tranches [Member]
Statement [Line Items]
Aggregate gross proceeds | $							$ 280,000,000,000
Common Stock Shares Issued							560,000
Second Tranches [Member]
Statement [Line Items]
Aggregate gross proceeds | $						$ 2,300,000
Common Stock Shares Issued						40,500.00
Omnibus Incentive Plan [Member]
Statement [Line Items]
Restricted share units									5,822,480
Restricted share units granted									222,598		1,600,000
Restricted share converted into shares									906,302
Restricted share cancelled									238,776
Vesting Percentage									10.00%
Common Stock Share Exercised											6,500,000
Stock Options Deferred Share Units Grants									2,500,000
Stock Options Performances Share Units Grants									1,000,000
Shares listed and reserved under the plan for stock option activities									7,449,570
Performance Share Units [Member]
Statement [Line Items]
Total PSUs available for granting									1,000,000		1,000,000	1,000,000
Officers [Member]
Statement [Line Items]
Restricted share units									906,302
Restricted share units granted									906,302		1,600,000
Stock Option Exercise Price | (per share)										$ 0.30	$ 0.230
Share based compensation expense | $									$ 108,347	$ 108,347	$ 152,069
Director [Member]
Statement [Line Items]
Deferred share units									330,488
Deferred share units granted									1,537,255
Stock Option Exercise Price | $ / shares										$ 0.23
Share-based compensation liability | $									$ 207,844	$ 207,844	$ 244,000